Expense Example - FidelityHerefordStreetTrustFunds-RetailComboPRO - FidelityHerefordStreetTrustFunds-RetailComboPRO - Fidelity Money Market Fund - Fidelity Money Market Fund	Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530